Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Financial Information of the Parent Company
Net (loss)/income	¥ 3,334	$ 469	¥ (13,130)	¥ (157,907)
Share-based compensation	(495)	(70)	19,762	68,932
Other income/(loss), net	(5,507)	(776)	41,845	52,877
Net cash (used in)/provided by operating activities	(97,282)	(13,703)	74,723	(30,893)
Net cash (used in)/provided by investing activities	18,384	2,590	77,211	(110,413)
Net cash provided by/(used in) financing activities	24,221	3,412	(82,140)	68,673
Effect of exchange rate changes on cash	110	15	321	(214)
Net (decrease)/increase in cash	(54,567)	(7,686)	70,115	(72,847)
Cash and restricted cash, at the beginning of year	101,023	14,229	30,908	103,755
Cash and restricted cash, at the end of year	46,456	6,543	101,023	30,908
Parent company | Reportable Legal Entities [Member]
Condensed Financial Information of the Parent Company
Net (loss)/income	3,334	469	(13,130)	(157,907)
Share of gain/(loss) in subsidiaries, VIE and VIE's Subsidiaries	(7,867)	(1,107)	(45,261)	103,554
Share-based compensation	2,655	374	19,762
Other income/(loss), net	(5,396)	(760)	49,664	52,877
Unrealized foreign exchange loss/(gain)	(210)	(30)	(627)	214
Changes in operating assets and liabilities	(1,025)	(144)	(18,072)	247
Net cash (used in)/provided by operating activities	(8,509)	(1,198)	(7,664)	(1,015)
Net cash (used in)/provided by investing activities	1,420	200	5,582
Net cash provided by/(used in) financing activities	146	21		1
Effect of exchange rate changes on cash	210	29	627	(214)
Net (decrease)/increase in cash	(6,733)	(948)	(1,455)	(1,228)
Cash and restricted cash, at the beginning of year	7,157	1,008	8,612	9,840
Cash and restricted cash, at the end of year	¥ 424	$ 60	¥ 7,157	¥ 8,612